Cover	May 28, 2024
Cover [Abstract]
Entity Registrant Name	Startech Labs, Inc
Entity Central Index Key	0001584480
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	May 28, 2024
Entity Ex Transition Period	false
Entity File Number	333-1990658
Entity Incorporation State Country Code	NV
Entity Address Address Line 1	244 Madison ave
Entity Address City Or Town	New York City
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10016
City Area Code	802
Local Phone Number	255-4212
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false